SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION

MOA FUNDS CORPORATION

DATED AS OF SEPTEMBER 6, 2024

Leadership Announcements

The Board of Directors of MoA Funds Corporation (“MoA Funds”) has elected Joseph R. Gaffoglio as Chairman, retaining his current position as Chief Executive Officer, of each of the MoA Funds, effective September 5, 2024. Effective August 1, 2024, Chris Festog resigned from his role with MoA Funds.

Additionally, the Board of Directors of MoA Funds has elected R. Jeffrey Young as Treasurer, Chief Financial Officer, and Principal Financial Officer, retaining his current position as President, of each of the MoA Funds, effective end of day on September 5, 2024. He will succeed Aferdita Gutierrez who, effective September 5, 2024, resigned from this role with MoA Funds.

Statement of Additional Information Text Changes

All references to Chris Festog and Aferdita Gutierrez are deleted in their entirety.

In the Management of the Investment Company section under Directors and Officers, the following biographical information is added:

Joseph R. Gaffoglio. Mr. Gaffoglio is the Chairman of MoA Funds since September 2024, the Chief Executive Officer and Principal Executive Officer of MoA Funds since July 2024, and the President and Chief Executive Officer of Mutual of America Capital Management LLC since July 2024, as well as a Portfolio Manager. Prior to that date, Mr. Gaffoglio was the President of Capital Management. Prior to joining Capital Management, he worked as an Associate Quantitative Analyst at Prudential Equity Group, LLC, and as a Senior Associate at PwC. Mr. Gaffoglio is a graduate of Fordham University. He has an MBA from New York University’s Stern School of Business and holds the designations of Chartered Financial Analyst and Certified Public Accountant. Mr. Gaffoglio is a member of the CFA Society of New York and the CFA Institute. He holds the Series 7 and Series 63 qualifications from FINRA.

In the Management of the Investment Company section under Interested Directors and Officers, the following disclosure is added:

Name, Age and Address (1)	Position Held with Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Directorships Held by Officer (During Past Five Years)
Joseph R. Gaffoglio, age 51	Chairman, Chief Executive Officer and Principal Executive Officer	Since July 2024	President and Chief Executive Officer, Mutual of America Capital Management since July 2024, and Chairman, Chief Executive Officer and Principal Executive Officer of MoA Funds since September 2024; prior thereto, Chief Executive Officer and Principal Executive Officer of MoA Funds since July 2024, and President, Mutual of America Capital Management	28	Mutual of America Holding Company LLC; Mutual of America Securities LLC

R. Jeffrey Young, age 59	President, Treasurer, Chief Financial Officer and Principal Financial Officer	Since June 2023	Executive Vice President, Mutual America Capital Management LLC as of May 2022; President, Treasurer, Chief Financial Officer and Principal Financial Officer, MoA Funds as of September 2024; President, MoA Funds as of June 2023; prior thereto Senior Director, FIS Transfer Agency	28	Former Independent Trustee, Zell Capital

Officers and Directors who are participants under group or individual variable accumulation annuity or life insurance contracts issued by the Insurance Company or Wilton Re, may allocate portions of their account balances to one or more of the Investment Company’s Funds. The following table shows the amounts allocated to each Fund under contracts owned by each director of the Investment Company as of December 31, 2023.

Dollar Range of Equity Securities in the Funds
Fund	Joseph R. Gaffoglio			Carolyn N. Dolan	Stanley E. Grayson	LaSalle D. Leffall	John W. Sibal	Margaret M. Smyth	William E. Whiston
MoA Equity Index	[$	10,001 - $50,000	]	None	None	None	None	None	None
MoA All America		None		None	None	None	None	None	None
MoA Small Cap Value	[$	10,001 - $50,000	]	None	None	None	None	None	None
MoA Small Cap Growth		None		None	None	None	None	None	None

MoA Small Cap Equity Index	None		None	None	None	None	None		None
MoA Mid Cap Value	None		None	None	None	None	None		None
MoA Mid Cap Equity Index	[$50,001 - $100,000	]	None	None	None	None	None		None
MoA Balanced	[Over $100,000	]	None	None	None	None	None		None
MoA International	[$10,001 - $50,000	]	None	None	None	None	None		None
MoA [US Government] Money Market	[Over $100,000	]	None	None	None	None	None		None
MoA Catholic Values IndexTM	None		None	None	None	None	None	[Over $	100,000	]
MoA Intermediate Bond	[$10,001 - $50,000	]	None	None	None	None	None		None
MoA Core Bond TM	None		None	None	None	None	None		None
MoA Retirement Income	None		None	None	None	None	None		None
MoA Clear Passage 2015TM	None		None	None	None	None	None		None
MoA Clear Passage 2020TM	None		None	None	None	None	None		None
MoA Clear Passage 2025TM	None		None	None	None	None	None		None
MoA Clear Passage 2030TM	None		None	None	None	None	None		None
MoA Clear Passage 2035TM	[Over $100,000	]	None	None	None	None	None		None
MoA Clear Passage 2040TM	None		None	None	None	None	None		None
MoA Clear Passage 2045TM	None		None	None	None	None	None		None
MoA Clear Passage 2050TM	None		None	None	None	None	None		None
MoA Clear Passage 2055TM	None		None	None	None	None	None		None

MoA Clear Passage 2060TM	None		None	None	None	None	None	None
MoA Clear Passage 2065TM	None		None	None	None	None	None	None
MoA Conservative Allocation	None		None	None	None	None	None	None
MoA Moderate Allocation	None		None	None	None	None	None	None
MoA Aggressive Allocation	None		None	None	None	None	None	None
Dollar Range of Equity Securities in the Funds	[Over $100,000	]	None	None	None	None	None	[Over $100,000	]